Securities (Tables)	9 Months Ended
Jul. 31, 2019
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Summary of Securities

$ millions, as at	2019 Jul. 31	2018 Oct. 31
	Carrying amount
Debt securities measured at FVOCI	$43,278	$35,648
Equity securities designated at FVOCI	591	562
Securities measured at amortized cost (1)	18,729	12,876
Securities mandatorily measured and designated at FVTPL	57,101	52,578
	$119,699	$101,664
(1)	There were no sales of securities measured at amortized cost during the quarter.

Fair value of debt securities measured and equity securities designated at FVOCI

Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at				2019 Jul. 31				2018 Oct. 31
	Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$8,505	$6	$(7)	$8,504	$6,608	$15	$(3)	$6,620
Other Canadian governments	12,778	9	(5)	12,782	9,220	31	(2)	9,249
U.S. Treasury and agencies	7,254	10	(10)	7,254	7,824	7	(89)	7,742
Other foreign governments	4,899	24	(8)	4,915	3,997	16	(17)	3,996
Mortgage-backed securities	3,266	10	(7)	3,269	3,476	5	(51)	3,430
Asset-backed securities	48	–	–	48	68	–	–	68
Corporate debt	6,498	12	(4)	6,506	4,567	2	(26)	4,543
	43,248	71	(41)	43,278	35,760	76	(188)	35,648
Corporate public equity (2)	35	17	(6)	46	34	14	(5)	43
Corporate private equity	484	85	(24)	545	434	100	(15)	519
	519	102	(30)	591	468	114	(20)	562
	$43,767	$173	$(71)	$43,869	$36,228	$190	$(208)	$36,210
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $23 million (October 31, 2018: $23 million).
(2)	Includes restricted stock.

Summary of Allowance for Losses measured at FVOCI

The following tables provide a reconciliation of the opening balance to the closing balance of the expected credit loss (ECL) allowance under IFRS 9 “Financial Instruments” (IFRS 9) for debt securities measured at FVOCI:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
2019	Debt securities measured at FVOCI
Jul. 31	Balance at beginning of period	$15	$3	$6	$24
	Provision for (reversal of) credit losses(1)	–	–	–	–
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	–	–	(1)
	Balance at end of period	$14	$3	$6	$23
2019	Debt securities measured at FVOCI
Apr. 30	Balance at beginning of period	$15	$3	$5	$23
	Provision for (reversal of) credit losses(1)	–	–	–	–
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	1	1
	Balance at end of period	$15	$3	$6	$24
2018	Debt securities measured at FVOCI
Jul. 31	Balance at beginning of period	$14	$34	$–	$48
	Provision for (reversal of) credit losses(1)	(1)	(28)	43	14
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$13	$6	$43	$62
(1)	Included in Gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the nine months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
2019	Debt securities measured at FVOCI
Jul. 31	Balance at beginning of period	$15	$3	$5	$23
	Provision for (reversal of) credit losses(1)	–	–	4	4
	Write-offs	–	–	(4)	(4)
	Foreign exchange and other	(1)	–	1	–
	Balance at end of period	$14	$3	$6	$23
2018	Debt securities measured at FVOCI
Jul. 31	Balance at beginning of period	$14	$35	$–	$49
	Provision for (reversal of) credit losses(1)	(1)	(29)	48	18
	Write-offs	–	–	(5)	(5)
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$13	$6	$43	$62
(1)	Included in Gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.